Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period	$ 5,583	$ 6,751	$ 6,806
Net income of non-controlling interest	623	61	529
Exchange differences on translation of foreign operations	(210)	(1,261)	(565)
Valuation of the effective portion of derivative financial instruments, net of taxes	87	100	(16)
Dividends paid	(61)	(68)	(3)
Balance at end of the period	$ 6,022	$ 5,583	$ 6,751